EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	2,714	2,883	3,308
Exchange LP Units exchanged (in shares)	(128)	(169)	(425)
Privatization (in shares)	(2,586)	0	0
End of year (in shares)	0	2,714	2,883